SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Other than temporary impairment of marketable securities			$ 336
Gain on sale of marketable securities previously impaired	48	163	9
Reimbursement revenue	347	287	531
Advertising expense	170	161	82
Severance expense	$ 196	$ 398	$ 264
Weighted average number of anti-dilutive shares excluded from the calculation of diluted net earnings	510,705	513,691	484,935